Debt - Summary of Aggregate Values Recorded for the Convertible Notes (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal	$ 55,000	$ 55,000
Convertible notes, net	56,305	51,714
Convertible Debt [Member]
Debt Instrument [Line Items]
Principal	50,000	50,000
Derivative liability	15,348	12,676
Less: debt issuance cost	(31)	(37)
Less: unamortized discounts and fees	(9,012)	(10,925)
Net carrying amount	56,305	51,714
Less: current portion	$ 0	$ 0	$ 0